Financial Risk Management - Additional Information (Details) $ in Thousands, € in Millions, ¥ in Millions		1 Months Ended		6 Months Ended
	Mar. 23, 2023	Apr. 30, 2023 USD ($)	Oct. 31, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Convertible notes				$ 328,981				$ 324,395			$ 323,528
Cash and cash equivalents				67,931				98,923		$ 142,728	$ 249,299
Liabilities to credit institutions balance				120,645				121,973
Short-term credit facility				4,899				5,757
CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Utilized Loan Amount				0
EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance				$ 700	€ 0.6			$ 1,300	€ 1.3
Borrowings extended term			3 years
Working Capital Credit Facility | CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance						$ 4,200	¥ 30
Term Loan | EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Maturity				October 2025
TLB Credit Agreement
Disclosure Of Financial Risk Management [Line Items]
Term loan facility period		5 years
Long term financing		$ 130,000
Maturity				3
TLB Credit Agreement | SOFR
Disclosure Of Financial Risk Management [Line Items]
Borrowings, amortization percentage		1.00%
TLB Credit Agreement | CAP
Disclosure Of Financial Risk Management [Line Items]
Interest rate				4.60%	4.60%
TLB Credit Agreement | SOFR with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		2.50%		2.50%	2.50%
TLB Credit Agreement | SOFR with Base Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		7.50%
TLB Credit Agreement | Base Rate with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		3.50%
TLB Credit Agreement | Base rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		6.50%
9.25% Convertible Senior PIK Notes due 2028
Disclosure Of Financial Risk Management [Line Items]
Convertible notes, maturity date	Sep. 14, 2028